Trade and other receivables - Movements in the provision for bad and doubtful debts (Details) - Impairment - Trade receivables - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Receivables [Line Items]
At 1 January	$ 41	$ 45	$ 49
Exchange adjustment	2	(2)	1
Net receivables provided during the year	12	1	3
Utilisation of provision	(11)	(3)	(8)
At 31 December	$ 44	$ 41	$ 45